FINANCIAL INCOME/(EXPENSE), NET - Schedule of financial income, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest income		¥ 46,667		¥ 52,889	¥ 46,919
Interest expenses		(6,383)
Gains/(loss) from fair value change of equity securities with readily determinable fair value	[1]	(53,683)		68,555
Bank charges		(709)		(444)	(851)
Others		5,537		370
Financial Income		¥ (8,571)	$ (1,314)	¥ 121,370	¥ 46,068

[1]	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 9).